CONSOLIDATED FINANCIAL STATEMENT DETAILS - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories:
Ore in stockpiles	$ 277.4	$ 300.3
Ore on leach pads	498.8	384.7
In-process	108.0	99.2
Finished metal	50.3	52.3
Materials and supplies	448.2	520.6
Inventories, subtotal	1,382.7	1,357.1
Long-term portion of ore in stockpiles and ore on leach pads	(309.8)	(303.3)
Total inventories	$ 1,072.9	$ 1,053.8